Schedule I - Condensed Financial Information of Parent (Statement of Cash Flows) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Condensed Cash Flow Statements, Captions [Line Items]
Net cash provided by operating activities	$ (2,715)	$ (1,902)	$ (2,755)
Investing Activities:
Sale of short-term investments	1,049	616	627
Net cash used in investing activities	(5,836)	(3,051)	(2,295)
Financing Activities:
Common stock dividends paid	(422)	(401)	(381)
Payments for deferred financing costs	(120)	(32)	(107)
Sales to noncontrolling interests	742	173	553
Proceeds from (Payments for) Other Financing Activities	3	(101)	(29)
Net cash provided by (used in) financing activities	3,758	797	(78)
Cash and cash equivalents, beginning	943
Effect of exchange rate changes on cash, cash equivalents and restricted cash	(56)	(46)	(24)
Cash and cash equivalents, ending	1,374	943
SUPPLEMENTAL DISCLOSURES:
Cash payments for interest, net of amounts capitalized	(928)	(815)	(908)
Cash payments for income taxes, net of refunds	(271)	(459)	(333)
Issuance of preferred stock	0	1,014	0
Parent Company [Member]
Condensed Cash Flow Statements, Captions [Line Items]
Net cash provided by operating activities	(434)	(570)	434
Investing Activities:
Proceeds from the sale of business interests, net of expenses	157	64	412
Investment in and net advances to subsidiaries	(1,716)	(2,260)	(652)
Return of capital	907	698	346
Additions to property, plant and equipment	(10)	(14)	(8)
Sale of short-term investments	0	0	(1)
Net cash used in investing activities	(662)	(1,512)	97
Financing Activities:
(Repayments) Borrowings under the revolver, net	(40)	295	(110)
Borrowings of notes payable and other coupon bearing securities	200	0	3,397
Repayments of notes payable and other coupon bearing securities	0	0	(3,366)
Loans from subsidiaries	465	0	25
Proceeds from issuance of common stock	15	8	4
Common stock dividends paid	(422)	(401)	(381)
Payments for deferred financing costs	(4)	(4)	(38)
Sales to noncontrolling interests	0	(1)	0
Proceeds from (Payments for) Other Financing Activities	(2)	1	(3)
Net cash provided by (used in) financing activities	212	912	(472)
Cash and cash equivalents, beginning	40	70	11
Effect of exchange rate changes on cash, cash equivalents and restricted cash	(16)	(30)	59
Cash and cash equivalents, ending	24	40	70
SUPPLEMENTAL DISCLOSURES:
Cash payments for interest, net of amounts capitalized	125	79	156
Cash payments for income taxes, net of refunds	1	0	(8)
Issuance of preferred stock	$ 0	$ 1,014	$ 0